Leases - Schedule of Reconciliation of Asset Balances (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Asset Balances [Line Items]
Beginning balance		$ 46,659	$ 42,392
Addition to right-of-use asset		8,718	5,133
Depreciation		(6,366)	(6,170)
Derecognition of contracts		(46)	(468)
Impairment loss			(374)
Reclassifications and others		(3,751)	(410)
Effect of foreign currency exchange differences		(4,866)	6,556
Ending balance		40,348	46,659
Land and Buildings [Member]
Schedule of Reconciliation of Asset Balances [Line Items]
Beginning balance	[1]	42,443	36,078
Addition to right-of-use asset	[1]	6,409	3,453
Depreciation	[1]	(4,289)	(4,076)
Derecognition of contracts	[1]	(46)	(380)
Impairment loss	[1]		(374)
Reclassifications and others	[1]	(3,658)	2,132
Effect of foreign currency exchange differences	[1]	(4,191)	5,610
Ending balance	[1]	36,668	42,443
Equipment and Machinery [Member]
Schedule of Reconciliation of Asset Balances [Line Items]
Beginning balance		2,462	4,997
Addition to right-of-use asset		1,104	538
Depreciation		(1,170)	(1,327)
Derecognition of contracts
Impairment loss
Reclassifications and others		(93)	(2,542)
Effect of foreign currency exchange differences		(450)	796
Ending balance		1,853	2,462
Vehicles [Member]
Schedule of Reconciliation of Asset Balances [Line Items]
Beginning balance		204	54
Addition to right-of-use asset		117	216
Depreciation		(139)	(71)
Derecognition of contracts
Impairment loss
Reclassifications and others
Effect of foreign currency exchange differences		(44)	5
Ending balance		138	204
Computers [Member]
Schedule of Reconciliation of Asset Balances [Line Items]
Beginning balance		1,550	1,263
Addition to right-of-use asset		1,088	926
Depreciation		(768)	(696)
Derecognition of contracts			(88)
Impairment loss
Reclassifications and others
Effect of foreign currency exchange differences		(181)	145
Ending balance		$ 1,689	$ 1,550

[1]	Includes net right-of-use assets of $1,670 (December 31, 2023: $1,161) with related party WM Partners, LP.